NOTE 16 - EMPLOYEE OPTIONS (Details) - Summary of Non-vested Shares - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Non-vested Shares [Abstract]
Non-vested at January 1, 2015	45,834
Non-vested at January 1, 2015	$ 10.00
Granted	48,600	49,500
Granted	$ 4.95	$ 6.50
Forfeited	(2,800)	(20,700)
Forfeited	$ 3.73
Vested	(24,665)
Vested	$ 8.73
Non-vested	66,969	45,834
Non-vested	$ 6.34	$ 10.00